Operating Segments (Details) - Schedule of reporting on operating segments geographic region - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Geographical markets
Total	$ 23,034	$ 35,325	$ 72,173	$ 101,704	$ 133,246
U.S.A and North America [Member]
Geographical markets
Total	12,710	25,879	39,265	66,339	84,949
Israel [Member]
Geographical markets
Total	6,760	6,760	21,294	27,203	36,144
Europe [Member]
Geographical markets
Total	1,097	403	4,491	3,690	4,461
Latin America [Member]
Geographical markets
Total	1,652	2,104	5,255	3,976	6,867
Asia [Member]
Geographical markets
Total	734	158	1,753	444	766
Others [Member]
Geographical markets
Total	82	21	115	52	59
Proprietary Products [Member]
Geographical markets
Proprietary Products	17,123	29,691	57,316	77,633	100,916
Proprietary Products [Member] | U.S.A and North America [Member]
Geographical markets
Proprietary Products	12,710	25,879	39,265	66,339	84,949
Proprietary Products [Member] | Israel [Member]
Geographical markets
Proprietary Products	849	1,126	6,437	3,132	3,814
Proprietary Products [Member] | Europe [Member]
Geographical markets
Proprietary Products	1,097	403	4,491	3,690	4,461
Proprietary Products [Member] | Latin America [Member]
Geographical markets
Proprietary Products	1,652	2,104	5,255	3,976	6,867
Proprietary Products [Member] | Asia [Member]
Geographical markets
Proprietary Products	734	158	1,753	444	766
Proprietary Products [Member] | Others [Member]
Geographical markets
Proprietary Products	81	21	115	52	59
Distribution [Member]
Geographical markets
Distribution	5,911	5,634	14,857	24,071	32,330
Distribution [Member] | U.S.A and North America [Member]
Geographical markets
Distribution
Distribution [Member] | Israel [Member]
Geographical markets
Distribution	$ 5,911	$ 5,634	$ 14,857	$ 24,071	$ 32,330